Derivative Financial Instruments - Derivative Instruments, Gain (Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (or loss) recognized in OCI on derivative (effective portion)			$ 46,012
Amount of gain (or loss) reclassified from AOCI into income (effective portion)	$ 0	$ 0	$ 0
Derivative Instrument, Gain (Loss) Reclassified from AOCI into Income, Effective Portion, Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling, General and Administrative Expense	Selling, General and Administrative Expense	Selling, General and Administrative Expense
General and Administrative Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (or loss) recognized in OCI on derivative (effective portion)	$ 0	$ 77,664